SCHEDULE OF POTENTIALLY DILUTE BASIC NET LOSS PER ORDINARY SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted ordinary shares	12,386,007	13,141,586
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted ordinary shares	8,239,020	2,802,977